Derivative Liabilities (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		$ 1,650,243
Quoted prices in active markets (Level 1)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Significant other observable inputs (Level 2)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities
Significant unobservable inputs (Level 3)
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities		$ 1,650,243